Property and equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
7.	Property and equipment:

		Accumulated	Net book
2015	Cost	amortization	value

Laboratory equipment	$625	$598	$27
Production equipment	96	30	66
Software	152	57	95
Computer equipment	240	149	91
Leasehold improvements	399	70	329
Furniture and office equipment	189	57	132

	$1,701	$961	$740

		Accumulated	Net book
2014	Cost	amortization	value

Laboratory equipment	$625	$542	$83
Production equipment	96	16	80
Software	110	46	64
Computer equipment	200	111	89
Leasehold improvements	416	30	386
Furniture and office equipment	122	13	109

	$1,569	$758	$811

Amortization expense for the year ended December 31, 2015 amounted to $203 (2014 - $143).